Leases - Schedule of Operating Right-of-Use (“ROU”) Assets and Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Operating Right Of Use Rou Assets And Lease Liabilities Abstract
ROU assets		$ 16,000,742	$ 10,261,556
Total operating ROU assets	$ 14,318,422	16,000,742	10,261,556
Current operating lease liabilities	3,151,171	2,852,744	1,836,737
Non-current operating lease liabilities	12,153,196	13,986,879	8,979,193
Total lease liabilities	$ 15,304,367	$ 16,839,623	$ 10,815,930
Weighted average discount rate	6.80%	6.40%	5.00%
Weighted average remaining lease term (years)	4 years 9 months 14 days	5 years 6 months 3 days	6 years 5 months 19 days